Dividends	12 Months Ended
Dec. 31, 2019
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Dividends
NOTE 42. DIVIDENDS

The Ordinary and Extraordinary Shareholders’ Meeting held on April 25, 2019 approved the financial statements as of December 31, 2018 and the treatment of income for the fiscal year then ended.
The dividends approved by such Shareholders’ Meeting amounted to Ps.2,000,000 (which is equal to Ps.2,660,800 as of December 31, 2019) and represented Ps.0.84 (figure stated in Pesos) per share. The dividends mentioned above were paid to the Group’s shareholders on May 9, 2019.
The Ordinary and Extraordinary Shareholders’ Meeting held on April 24, 2018 approved the financial statements as of December 31, 2017 and the treatment of income for the fiscal year then ended.
The dividends approved by such Shareholders’ Meeting amounted to Ps.1,200,000 (which is equal to Ps.2,487,237 as of December 31, 2019) and represented Ps.1.40 (figure stated in Pesos) per share. The dividends mentioned above were paid to the Group’s shareholders on May 9, 2018.